DEFERRED CHARGES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Extinguishment of Debt [Line Items]
Capitalized financing fees and expenses	$ 7,218,000	$ 6,253,000
Accumulated amortization	(1,421,000)	(2,720,000)
Deferred Finance Costs, Noncurrent, Net	5,797,000	3,533,000
Deferred finance costs fully amortised	2,300,000
$425M Term Loan Facility [Member]
Extinguishment of Debt [Line Items]
Debt instrument commitment fee	$ 3,800,000
Debt instrument, face amount			$ 425,000,000
$175M Term Loan Facility [Member]
Extinguishment of Debt [Line Items]
Debt instrument, face amount			175,000,000
$420M Term Loan Facility [Member]
Extinguishment of Debt [Line Items]
Debt instrument commitment fee		$ 3,400,000
Debt instrument, face amount			$ 420,000,000.0